Segment Reporting (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Number of operating segments	2	1
Number of reportable segments	1
Description of chief operating decision maker	The Company’s chief operating decision maker (“CODM”) is the chief executive officer. The CODM assesses performance for each segment based on revenue and gross profit, which are reported in the condensed consolidated statement of operations. Other costs and expenses of the Company are analyzed on an aggregate basis and not allocated to the segments. The accounting policies for segment reporting are the same as for the Company’s consolidated financial statements. As the Company continues its operations of the $IP treasury strategy, it may provide additional data points to the CODM to assist with decision making that will be evaluated for inclusion in the Company’s reportable segment disclosure
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer